Other Financial Assets - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)
Disclosure of financial assets [line items]
Proceeds from sale of interest in equity security available-for-sale	$ 75
Bank accounts pledged as security | £			£ 31
Avendra LLC [member]
Disclosure of financial assets [line items]
Proceeds from sale of interest in equity security available-for-sale	$ 75
Percentage interest in equity security available-for-sale	6.29%
Gain on disposal of equity securities available-for-sale	$ 73
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Material deposit made to a hotel owner in connection with a portfolio of management contracts		$ 66		$ 66
Discounted value of material deposit made to a hotel owner in connection with a portfolio of management contracts		$ 32		$ 30